Commitments	12 Months Ended
Mar. 31, 2021
Commitments
Commitments

 28. Commitments

A commitment is a contractual obligation to make a payment in the future, mainly in relation to agreements to buy assets such as mobile devices, network infrastructure and IT systems and leases that have not commenced. These amounts are not recorded in the consolidated statement of financial position since we have not yet received the goods or services from the supplier. The amounts below are the minimum amounts that we are committed to pay.

Capital commitments

	Company and subsidiaries		Share of joint operations		Group
	2021	2020	2021	2020	2021	2020
	€m	€m	€m	€m	€m	€m
Contracts placed for future capital expenditure not provided in the financial statements[1]	3,993	3,046	133	103	4,126	3,149

Note:

1	Commitment includes contracts placed for property, plant and equipment and intangible assets.

Leases entered into by the Group but not commenced at 31 March 2021 are disclosed in note 20.